Operating segments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 MXN ($) segment	Dec. 31, 2017 MXN ($) segment	Dec. 31, 2016 MXN ($) segment
Operating segments
Number of geographic segments | segment	2	2	2	2
Total operating revenues	$ 1,387,252	$ 27,305,150	$ 24,788,186	$ 23,471,560
Domestic (Mexico)
Operating segments
Total operating revenues		18,493,476	17,272,946	15,694,044
United States of America and Central America
Operating segments
Total operating revenues		$ 8,811,674	$ 7,515,240	$ 7,777,516
United States of America
Operating segments
Percentage of total revenues from external customers	32.00%	32.00%	30.00%	32.00%